Other operating income - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Other operating results
Re-equilibrium of concession agreements, net of tax			$ 16,315	$ 17,785	$ 13,639
Compensation for concession				62,677
Aeropuertos Argentina 2000 S.A.("AA2000")
Other operating results
Percentage of total revenues of the concession assigned to government			15.00%
Percentage of revenues destined to fund the investments commitments			2.50%
Toscana Aeroporti S.p.a.
Other operating results
Reversal of compensation granted	$ 362	€ 339
Brasilia Concession Agreement
Other operating results
Reconstitution through compensation of the concession fee payable, net of tax			$ 16,315	15,264	11,754
Re-equilibrium, increase in compensation				3,550	1,046
Re-equilibrium, decrease in compensation			(139)
Natal Concession Agreement
Other operating results
Reconstitution through compensation of the concession fee payable, net of tax				2,521	1,885
Re-equilibrium, increase in compensation			$ 218	176
Re-equilibrium reversal					$ 190
Compensation for concession				$ 62,700